                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006
                                               --------------------

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):       [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Peter B. Cannell & Co., Inc.
Address: 645 Madison Avenue, 8th Floor
         New York, NY 10022


Form 13F File Number:  28-01221
                          -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Paul Mittelman
Title:   Chief Compliance Officer
Phone:   212-752-5255

Signature, Place, and Date of Signing:


        /s/         Paul Mittelman             New York, NY            10/27/06
             ---------------------------     ----------------         ----------
                     [Signature]               [City, State]            [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and portions are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  3
                                          -----------

Form 13F Information Table Entry Total:           105
                                          -----------

Form 13F Information Table Value Total:       1264941
                                          -----------
                                          (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




       No.         Form 13F File Number        Name

         1         28 - 10208                  Richmond Enterprises, Inc.
       -----            -----------------      --------------------------


         2         28 - 10207                  New York Community Bank
       -----            -----------------      -----------------------


         3         28 - 10200                  New York Community Bancorp, Inc.
       -----            -----------------      --------------------------------

                           Peter B. Cannell & Co. Inc.
                                   13F REPORT
                                 As of 9/30/2006

                                                                                                   Voting Authority
                                                                                                   ----------------
                                                           Value     Shares/   Sh/  Put/  Invstmt  Other
Name of Issuer                  Title of class  CUSIP      (x$1000)  Prn Amt   Prn  Call  Dscretn  Managers    Sole     Shared  None
------------------------------  --------------  ---------  --------  --------  ---  ----  -------  --------    -------  ------  ----
ABBOTT LABORATORIES             COM             002824100      1052     21666  SH         Defined  1, 2, 3      21666
AFLAC CORPORATION               COM             001055102      6221    135946  SH         Defined  1, 2, 3     135946
AGILENT TECHNOLOGIES            COM             00846U101      5070    155100  SH         Defined  1, 2, 3     155100
ALEXANDER & BALDWIN INC         COM             014482103     28039    631925  SH         Defined  1, 2, 3     631925
ALLERGAN INC                    COM             018490102       557      4950  SH         Defined  1, 2, 3       4950
AMB PROPERTY CORP               COM             00163T109      4545     82475  SH         Defined  1, 2, 3      82475
AMERICAN HOME MORTGAGE INVESTM  COM             02660R107     16856    483400  SH         Defined  1, 2, 3     483400
AMERICAN INTL GROUP INC COM     COM             026874107      4868     73465  SH         Defined  1, 2, 3      73465
AMGEN INC                       COM             031162100      2228     31150  SH         Defined  1, 2, 3      31150
ANALOG DEVICES                  COM             032654105      4160    141550  SH         Defined  1, 2, 3     141550
APACHE CORPORATION              COM             037411105      4266     67500  SH         Defined  1, 2, 3      67500
APPLERA CORP-APPLIED BIOSYSTEM  AP BIO GRP      038020103      1796     54250  SH         Defined  1, 2, 3      54250
AUTOMATIC DATA PROCESSING       COM             053015103       260      5500  SH         Defined  1, 2, 3       5500
BAXTER INTERNATIONAL INC        COM             071813109      4892    107619  SH         Defined  1, 2, 3     107619
BP AMOCO P L C SPONSORED ADR    SPONSORED ADR   055622104       212      3230  SH         Defined  1, 2, 3       3230
BROOKFIELD ASSET MGMT INC CL A  CL A LTD VT SH  112585104     53249   1200921  SH         Defined  1, 2, 3    1200921
BROOKFIELD HOMES                COM             112723101     35680   1267052  SH         Defined  1, 2, 3    1267052
BURLINGTON NORTHERN SANTA FE C  COM             12189T104     32321    440100  SH         Defined  1, 2, 3     440100
CAPITOL FEDERAL FNL             COM             14057c106      1566     44050  SH         Defined  1, 2, 3      44050
CELGENE CORP                    COM             151020104     52954   1222960  SH         Defined  1, 2, 3    1222960
CHARTER FINANCIAL CORP          COM             16122M100     19251    481400  SH         Defined  1, 2, 3     481400
CHEVRON CORP                    COM             166764100       884     13628  SH         Defined  1, 2, 3      13628
CHUBB CORP                      COM             171232101       244      4700  SH         Defined  1, 2, 3       4700
CIMAREX ENERGY                  COM             171798101      7058    200575  SH         Defined  1, 2, 3     200575
CISCO SYS INC COM               COM             17275r102      4716    205040  SH         Defined  1, 2, 3     205040
COLGATE-PALMOLIVE CO            COM             194162103       688     11080  SH         Defined  1, 2, 3      11080
COMPASS MINERALS INTL INC       COM             20451N101     18588    656575  SH         Defined  1, 2, 3     656575
DEERE & CO                      COM             244199105      8018     95550  SH         Defined  1, 2, 3      95550
DENBURY RESOURCES INC           COM NEW         247916208      4956    171500  SH         Defined  1, 2, 3     171500
DISNEY WALT CO.                 COM DISNEY      254687106      3805    123096  SH         Defined  1, 2, 3     123096
DOLLAR THRIFTY AUTO GROUP INC   COM             256743105     47331   1061945  SH         Defined  1, 2, 3    1061945
DOMINION RESOURCES INC.         COM             25746u109       957     12511  SH         Defined  1, 2, 3      12511
DOVER CORPORATION               COM             260003108      6215    131000  SH         Defined  1, 2, 3     131000
DRESS BARN INC                  COM             261570105     45400   2080660  SH         Defined  1, 2, 3    2080660
DUKE ENERGY CORP                COM             26441C105      1700     56300  SH         Defined  1, 2, 3      56300
EATON CORP                      COM             278058102     11321    164425  SH         Defined  1, 2, 3     164425
ECHOSTAR COMMUNICATIONS         CL A            278762109      2049     62575  SH         Defined  1, 2, 3      62575
EMC CORP                        COM             268648102      3606    301000  SH         Defined  1, 2, 3     301000
EV3 INC                         COM             26928A200     29355   1725750  SH         Defined  1, 2, 3    1725750
EXXON MOBIL CORP                COM             30231g102      2261     33703  SH         Defined  1, 2, 3      33703
FIDELITY NATIONAL TITLE GROUP   CL A            31620R105      1316     62800  SH         Defined  1, 2, 3      62800
FIRST DATA CORP                 COM             319963104      3605     85836  SH         Defined  1, 2, 3      85836
FLORIDA ROCK INDUSTRIES INC     COM             341140101      4452    115000  SH         Defined  1, 2, 3     115000
GENERAL ELECTRIC COMPANY        COM             369604103      1950     55235  SH         Defined  1, 2, 3      55235
GOVERNMENT PROPERTIES TRUST IN  COM             38374W107       275     30500  SH         Defined  1, 2, 3      30500
HARLEY DAVIDSON INC.            COM             412822108       377      6000  SH         Defined  1, 2, 3       6000
HOME DEPOT                      COM             437076102      3841    105900  SH         Defined  1, 2, 3     105900
HUDSON CITY BANCORP INC         COM             443683107     87171   6578945  SH         Defined  1, 2, 3    6578945
JAPAN SMALLER CAPITALIZATION F  COM             47109U104       322     26200  SH         Defined  1, 2, 3      26200
JOHNSON & JOHNSON CO            COM             478160104      3075     47353  SH         Defined  1, 2, 3      47353
KYPHON INC                      COM             501577100      4490    120000  SH         Defined  1, 2, 3     120000
LEGG MASON INC                  COM             524901105      4539     45000  SH         Defined  1, 2, 3      45000
M&T BANK CORP.                  COM             55261f104      2362     19688  SH         Defined  1, 2, 3      19688
MERCK & CO INC                  COM             589331107       681     16250  SH         Defined  1, 2, 3      16250
MFA MORTGAGE                    COM             55272X102     13723   1842000  SH         Defined  1, 2, 3    1842000
MICROSOFT CORP.                 COM             594918104      4453    162933  SH         Defined  1, 2, 3     162933
MILLIPORE CORP                  COM             601073109      1278     20850  SH         Defined  1, 2, 3      20850
NATIONAL FINANCIAL PARTNR       COM             63607P208     31497    767667  SH         Defined  1, 2, 3     767667
NEWFIELD EXPLORATION CO         COM             651290108     22646    587595  SH         Defined  1, 2, 3     587595
NORFOLK SOUTHERN CORP           COM             655844108     21122    479495  SH         Defined  1, 2, 3     479495
NORTHROP GRUMMAN CORP           COM             666807102      1743     25601  SH         Defined  1, 2, 3      25601
NORTHWEST NATURAL GAS           COM             667655104       357      9100  SH         Defined  1, 2, 3       9100
ORACLE CORP.                    COM             68389X105       177     10000  SH         Defined  1, 2, 3      10000
PANERA BREAD COMPANY            CL A            69840W108     29174    500845  SH         Defined  1, 2, 3     500845
PEABODY ENERGY                  COM             704549104     29403    799440  SH         Defined  1, 2, 3     799440
PEPSICO INC COM                 COM             713448108       489      7500  SH         Defined  1, 2, 3       7500
PETROHAWK ENERGY CORP           COM             716495106     16948   1632750  SH         Defined  1, 2, 3    1632750
PETSMART INC                    COM             716768106      9640    347400  SH         Defined  1, 2, 3     347400
PHELPS DODGE                    COM             717265102     24071    284190  SH         Defined  1, 2, 3     284190
PMC COMMERCIAL TRUST            SH BEN INT      693434102      6742    481575  SH         Defined  1, 2, 3     481575
POTLATCH CORP                   COM             737630103      8096    218225  SH         Defined  1, 2, 3     218225
PRINCIPAL FINL GROUP INC        COM             74251V102       613     11300  SH         Defined  1, 2, 3      11300
PROCTER & GAMBLE CO             COM             742718109       752     12136  SH         Defined  1, 2, 3      12136
PROVIDENT NEW YORK BANCORP      COM             744028101     10606    775325  SH         Defined  1, 2, 3     775325
PRUDENTIAL FINANCIAL INC        COM             744320102       801     10500  SH         Defined  1, 2, 3      10500
RAYONIER INC                    COM             754907103     55231   1461131  SH         Defined  1, 2, 3    1461131
REPUBLIC SERVICES INC           COM             760759100     54011   1343215  SH         Defined  1, 2, 3    1343215
RESMED INC                      COM             761152107     12820    318500  SH         Defined  1, 2, 3     318500
ROCKWELL AUTOMATION INC         COM             773903109      5825    100250  SH         Defined  1, 2, 3     100250
ROMA FINANCIAL CORP             COM             77581P109     11070    727300  SH         Defined  1, 2, 3     727300
SCHERING PLOUGH CORP            COM             806605101      3422    154900  SH         Defined  1, 2, 3     154900
SCOTTS MIRACLE-GRO CO           CL A            810186106     10368    233045  SH         Defined  1, 2, 3     233045
SEALED AIR CORP                 COM             81211k100       303      5600  SH         Defined  1, 2, 3       5600
SEI INVESTMENTS CO              COM             784117103      4214     75000  SH         Defined  1, 2, 3      75000
SIGMA ALDRICH CORP.             COM             826552101       272      3600  SH         Defined  1, 2, 3       3600
SLM CORPORATION                 COM             78442P106      3073     59125  SH         Defined  1, 2, 3      59125
SOUTHWESTERN ENERGY CO.         COM             845467109     32039   1072600  SH         Defined  1, 2, 3    1072600
STANLEY WORKS                   COM             854616109      5906    118475  SH         Defined  1, 2, 3     118475
STARBUCKS CORP.                 COM             855244109       204      6000  SH         Defined  1, 2, 3       6000
SYSCO CORP                      COM             871829107      4181    125000  SH         Defined  1, 2, 3     125000
TELEFLEX INC                    COM             879369106     40209    722660  SH         Defined  1, 2, 3     722660
TEVA PHARMACEUTCL INDS ADR      ADR             881624209       470     13792  SH         Defined  1, 2, 3      13792
THERMO ELECTRON CORP            COM             883556102     58008   1474913  SH         Defined  1, 2, 3    1474913
TIERONE CORP                    COM             88650R108     16490    486000  SH         Defined  1, 2, 3     486000
TREX CO INC                     COM             89531P105       575     23800  SH         Defined  1, 2, 3      23800
TYCO INTERNATIONAL LTD          COM             902124106       801     28600  SH         Defined  1, 2, 3      28600
UNILEVER N V                    NY SHS NEW      904784709      1564     63720  SH         Defined  1, 2, 3      63720
VENTANA MEDICAL SYSTEMS         COM             92276h106       245      6000  SH         Defined  1, 2, 3       6000
WAL MART STORES INC             COM             931142103      1383     28050  SH         Defined  1, 2, 3      28050
WATTS WATER TECHNOLOGIES INC C  CL A            942749102       715     22500  SH         Defined  1, 2, 3      22500
WEINGARTEN RLTY INVS            SH BEN INT      948741103       241      5600  SH         Defined  1, 2, 3       5600
WESTERN REFINING INC            COM             959319104      3951    170000  SH         Defined  1, 2, 3     170000
WHIRLPOOL CORP                  COM             963320106     45585    541970  SH         Defined  1, 2, 3     541970
XTO ENERGY INC                  COM             98385X106     53788   1276710  SH         Defined  1, 2, 3    1276710
INTERNATIONAL RECTIFIER         Note 4.25% 7/1  460254ae5      5995   6085000  PRN        Defined  1, 2, 3    6085000
REPORT SUMMARY                            105 DATA RECORDS  1264941               0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


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